CONCENTRATIONS	12 Months Ended
Dec. 31, 2023
CONCENTRATIONS
CONCENTRATIONS

NOTE 20 — CONCENTRATIONS

For the year ended December 31, 2023, five customers accounted for approximately 13.5%, 12.2%, 11.3%, 11.2% and 10.1% of the Company’s total revenue, respectively. For the year ended December 31, 2022, two customers accounted for approximately 15.8% and 13.0% of the Company’s total revenue, respectively. For the year ended December 31, 2021, two customers accounted for approximately 48.4% and 36.0% of the Company’s total revenue, respectively.

As of December 31, 2023, four customers accounted for 31.8%, 29.1%, 16.2% and 14.8% of the total outstanding accounts receivable balance. As of December 31, 2022, three customers accounted for 39.8%, 18.0% and 14.5% of the total outstanding accounts receivable balance.

For the year ended December 31, 2023, there was no supplier accounted for more than 10% of the total purchases. For the year ended December 31, 2022, there was no supplier accounted for more than 10% of the total purchases. For the year ended December 31, 2021, there was no supplier accounted for more than 10% of the total purchases.